INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Inventory [Line Items]
Raw materials	$ 15,791	$ 17,150
Work in progress	10,384	15,097
Finished goods	9,421	10,736
Inventories	$ 35,596	$ 42,983